Income taxes - Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Unrecognized Tax Benefits
Balance at January 1	¥ 434,439	$ 68,173	¥ 215,531	¥ 0
Additions based on tax positions related to current year	184,472	28,948	218,908	215,531
Balance at December 31	¥ 618,911	$ 97,121	¥ 434,439	¥ 215,531